NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) $ in Thousands					3 Months Ended			6 Months Ended
	Jun. 30, 2025 ILS (₪)	Jun. 12, 2025 USD ($)	Jun. 12, 2025 ILS (₪)	Feb. 12, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	[1]	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	[1]	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Accumulated losses | $					$ 119,389			$ 119,389			$ 100,452
Net loss from continuing operations | $					$ 11,155	$ 2,754		$ 16,920	$ 2,735
Share purchase agreement [member] | Iron dove technologies inc [member]
IfrsStatementLineItems [Line Items]
Purchase price of subsidiary		$ 964	₪ 3,250,000
Share purchase agreement [member] | A2ZMS Advanced Military Solutions Ltd. [member]
IfrsStatementLineItems [Line Items]
Purchase price of subsidiary | ₪	₪ 500,000
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				66,194
Percentage of issued and outstanding				0.1981
Purchase price | $				$ 1,850
Number of shares hold				322,743
Percentage of issued and outstanding shares capital				0.9658
Ownership percentage								96.58%

[1]	Reclassified due to discontinued operations.